Stock Option Plans and Stock Based Compensation Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Stock Option Plans and Stock Based Compensation [Abstract]
Summary of Existing Stock Based Compensation Plans and Outstanding Sahres [Table Text Block]
The following is a summary of existing stock based compensation plans and outstanding shares as of December 31, 2013:

Plan Name	Shares Outstanding	Plan Expiration	Vesting Terms/Status	Option Term	Number of Shares Authorized
Resolution Performance 2000 Stock Option Plan		November 2010		8 yrs 30 days	n/a plan expired
Tranche A options	20,792		Fully vested
Tranche B performance options	41,625		Fully vested
Resolution Performance 2000 Non-Employee Directors Option Plan	302,433	November 2010	Fully vested	8 yrs 30 days	n/a plan expired
Resolution Specialty Materials 2004 Stock Option Plan		October 2014		8 yrs 30 days	1,027,197
Tranche A options	23,775		Fully vested
Tranche B performance options	47,552		Fully vested
Director options	142,664		Fully vested
BHI Acquisition Corp. 2004 Stock Incentive Plan		August 2014		10 years	3,670,635
Tranche A options	891,279		Fully vested
Tranche B performance options	891,279		Fully vested
Director options	84,423		Director grants vest upon IPO / change in control
Director options	28,141		Fully vested
Hexion LLC 2007 Long-Term Incentive Plan		April 2017			1,700,000
Options to purchase units	355,500		Vest upon attainment of performance targets upon change in control	8 years
Restricted stock units	89,000		Fully vested	n/a
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan		February 2021		10 years	20,800,000
Unit Options and Restricted Deferred Units (“RDUs”):
2011 Grant
Tranche A Options and RDUs(1)	Options: 2,584,845 RDUs: 451,898		Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions as defined by the 2011 Equity Plan
Tranche B Options and RDUs(2)	Options: 1,262,387 RDUs: 434,867
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C Options and RDUs(3)	Options: 1,262,387 RDUs: 434,867
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

2013 Grant
Unit Options(4)	4,692,441		Time-vest ratably over 4 years; Accelerated vesting six months after a change of control event as defined by the 2011 Equity Plan	10 years
RDUs(5)	3,705,294
Performance-based: Vest upon the earlier of 1) one year from the achievement of the targeted common unit value and a realization event or 2) six months from the achievement of the targeted common unit value and a change in control event, as such terms are defined by the 2011 Equity Plan
				N/A

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Following is a summary of the Company’s stock option plan activity for the year ended December 31, 2013:

	Momentive Holdings Common Units	Weighted Average Exercise Price
Options outstanding at December 31, 2012	8,312,769	$5.62
Options granted	4,692,441	$1.42
Options forfeited	(204,765)	$5.79
Options outstanding at December 31, 2013	12,800,445	$4.08

Exercisable at December 31, 2013	5,561,381	$4.82
Expected to vest at December 31, 2013	3,906,241	$2.03

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Following is a summary of the Company’s restricted unit plan activity for the year ended December 31, 2013:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	1,369,567	$4.66
Restricted units granted	3,705,294	$1.31
Restricted units vested	(220,395)	$4.85
Restricted units forfeited	(54,966)	$4.73
Nonvested at December 31, 2013	4,799,500	$2.07